Employee Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table reports restricted stock activity during the year ended December 31, 2012:

Shares in thousands	Number of Shares	Weighted Average Grant-Date Fair Value per Share
Unvested shares as of January 1	5,384	$15.22
Shares granted	2,427	$19.59
Shares vested	(2,854)	$12.39
Shares forfeited	(237)	$18.04
Unvested shares as of December 31	4,720	$19.02

The total intrinsic value of shares vested and distributed was $68 million in 2012, $1 million in 2011, and $9 million in 2010. As of December 31, 2012, there was $47 million of unrecognized compensation cost related to unvested restricted stock grants. The unrecognized compensation cost is expected to be recognized over a remaining weighted-average period of 1.6 years.

The following table represents the composition of restricted stock grants in 2012:

Shares in thousands	Number of Shares	Weighted Average Grant-Date Fair Value
Service-based shares	660	$21.59
Performance-based shares	1,767	$18.85
Total restricted stock grants	2,427	$19.59

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
As of December 31, 2012, the Company’s primary types of stock-based compensation were restricted stock and stock options. The Company recorded stock-based compensation expense, the components of which are further described below, for the years ended December 31 as follows:

In millions	2012	2011	2010
Restricted stock	$46	$27	$15
Stock options	3	6	6
Total stock-based compensation (pre-tax)	49	33	21
Tax benefit	(14)	(10)	(7)
Total stock-based compensation (net of tax)	$35	$23	$14

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average fair value of options granted was estimated based on the below weighted average assumptions and was $8.24 per share in 2012, $7.38 per share in 2011, and $5.49 per share in 2010.

	2012	2011	2010
Dividend yield	—	—	—
Risk-free interest rate	0.78%	2.04%	2.27%
Expected volatility	40.1%	40.4%	46.8%
Expected holding period (years)	5.0	5.1	4.8

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company’s stock option activity for the year ended December 31, 2012:

Shares in thousands	Shares Under Option	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding as of January 1	8,156	$16.23
Granted	65	$23.06
Exercised	(3,264)	$14.45
Forfeited or expired	(99)	$17.55
Outstanding as of December 31	4,858	$17.49	4.34	$38
Fully vested and expected to vest as of December 31	4,799	$17.53	4.47	$37
Exercisable as of December 31	4,168	$18.05	3.85	$30